Embark Small Cap Equity Fund Investment Risks - Embark Small Cap Equity Fund	Oct. 31, 2025
Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The values of equity securities (such as common stocks) may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities or other financial instruments held by the Fund, sometimes rapidly or unpredictably. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Multi-Manager Risk: The Subadvisors’ investment styles and security recommendations may not always be complementary, which could affect the performance of the Fund. Moreover, the allocation of Fund assets among Subadvisors may lead the Fund to underperform relative to how it could have performed with a different allocation between Subadvisors.
Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Discretionary Implementation Risk: Because the Fund is managed pursuant to model portfolios provided by non-discretionary Subadvisors that construct the model portfolios but have no authority to effect trades for the Fund’s portfolio, it is expected that the Advisor will effect trades on a periodic basis as the Advisor receives the model portfolios, and therefore less frequently than would typically be the case if the Fund employed discretionary subadvisors that effected trades for the Fund’s portfolio directly. Given that values of investments change with market conditions, a trade may ultimately be less advantageous for the Fund at the time of implementation than it would have been if it were implemented at the time the non-discretionary Subadvisor included it in its model portfolio. This could cause the Fund’s return to be lower than if the Fund employed discretionary subadvisors.
American Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts Risk: American depositary receipts (or ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. American depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. American depositary receipts are subject to the risks associated with investing directly in foreign securities.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Because the Fund may invest in common stocks of foreign issuers, as well as depositary receipts, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT Risk: REITs in which the Fund invests may decline in value as a result of factors affecting the real estate sector, such as changes in real estate values, changes in property taxes and government regulation affecting zoning, land use and rents, changes in interest rates, changes in the cash flow of underlying real estate assets, levels of occupancy, and market conditions, as well as the management skill and creditworthiness of the issuer. Investments in REITs are also subject to additional risks, including the risk that REITs are unable to generate cash flow to make distributions to unitholders and fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Non-listed REITs entail certain risks that publicly traded REITs generally do not. Non-listed REITs are typically less financially stable than publicly traded REITs. Non-listed REITs are unlisted, making them hard to value and trade. Moreover, non-listed REITs generally are exempt from registration under the Securities Act of 1933 and, as such, are not subject to the same disclosure requirements as publicly traded REITs, which makes non-listed REITs more difficult to evaluate from an investment perspective.
Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Selection Risk: The Subadvisor’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect, which may cause the Fund to underperform. The Advisor potentially will be prevented from implementing model portfolio recommendations at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Advisor believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Advisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.